CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 25, 2014	Jun. 26, 2013	Jun. 27, 2012
Cash Flows from Operating Activities:
Net income	$ 154,039	$ 163,359	$ 151,232
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	136,081	131,481	125,054
Litigation reserves	39,500	0	0
Restructure charges and other impairments	8,533	11,425	10,396
Deferred income taxes	(23,041)	(4,793)	11,808
Net loss (gain) on disposal of assets	5,161	(6,905)	490
Stock-based compensation	16,074	15,909	13,461
(Gain) loss on equity investments	(328)	851	1,350
Other	707	363	799
Changes in assets and liabilities:
Accounts receivable	(5,372)	5,398	608
Inventories	912	908	(15)
Prepaid expenses and other	1,827	82	(2,984)
Intangibles and other assets	(3,397)	(4,115)	489
Current income taxes	14,087	749	(3,874)
Accounts payable	3,756	(9,339)	12,188
Accrued liabilities	14,617	(9,381)	(17,197)
Other liabilities	(3,314)	(5,304)	(367)
Net cash provided by operating activities	359,842	290,688	303,438
Cash Flows from Investing Activities:
Payments for property and equipment	(161,066)	(131,531)	(125,226)
Proceeds from sale of assets	888	17,157	8,112
Payments for purchase of restaurants	0	(24,622)	(3,120)
Insurance recoveries	0	1,152	0
Investment in equity method investee	0	0	(3,170)
Net cash used in investing activities	(160,178)	(137,844)	(123,404)
Cash Flows from Financing Activities:
Purchases of treasury stock	(239,597)	(333,384)	(287,291)
Borrowings on revolving credit facility	120,000	110,000	40,000
Payments of dividends	(63,395)	(56,343)	(50,081)
Payments on revolving credit facility	(40,000)	(150,000)	0
Proceeds from issuances of treasury stock	29,295	41,190	43,416
Payments on long-term debt	(26,521)	(316,380)	(18,749)
Excess tax benefits from stock-based compensation	18,872	8,778	1,406
Proceeds from issuance of long-term debt	0	549,528	70,000
Payments for deferred financing costs	0	(5,969)	(1,620)
Net cash used in financing activities	(201,346)	(152,580)	(202,919)
Net change in cash and cash equivalents	(1,682)	264	(22,885)
Cash and cash equivalents at beginning of year	59,367	59,103	81,988
Cash and cash equivalents at end of year	$ 57,685	$ 59,367	$ 59,103